Designated Accounting Hedges - Summary of Average Rate or Price of Hedging Instruments (Detail)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Cash flow hedges [member] | Foreign exchange risk [member] | Foreign Exchange Cross Currency Interest Rate Swap [member] | AUD - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	0.92	0.94
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swap [member] | EUR - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.42
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swap [member] | GBP - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.68	1.72
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swap contract [member] | Canadian currency [member]
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.72%	1.57%
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swap contract [member] | Denominated in U.S. dollars [member]
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.89%	0.77%
Cash flow hedges [member] | Equity price risk [member] | Equity swaps [member]
Disclosure of detailed information about hedged items [line items]
Average share price	68.23	59.09
NIFO hedges [member] | Foreign exchange risk [member] | Foreign Currency Forward Contracts [member] | AUD - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	0.88	0.92
NIFO hedges [member] | Foreign exchange risk [member] | Foreign Currency Forward Contracts [member] | HKD - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	0.17	0.16
Fair value hedges [member] | Interest rate risk [member] | Cross currency swap [member] | CHF – CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.39
Fair value hedges [member] | Interest rate risk [member] | Interest rate swap contract [member] | Canadian currency [member]
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.32%	1.37%
Fair value hedges [member] | Foreign Exchange Or Interest Rate Risk [member] | Cross currency swap [member] | USD - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.28	1.27
Average fixed interest rate	3.46%	1.29%
Fair value hedges [member] | Foreign Exchange Or Interest Rate Risk [member] | Cross currency swap [member] | EUR - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.48	1.5
Average fixed interest rate	1.76%	0.08%
Fair value hedges [member] | Foreign Exchange Or Interest Rate Risk [member] | Cross currency swap [member] | GBP - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate		1.66
Average fixed interest rate		1.31%
Fair value hedges [member] | Currency or interest rate risk [member] | Interest rate swap contract [member] | Euro Member Countries, Euro
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.01%	(0.39%)
Fair value hedges [member] | Currency or interest rate risk [member] | Interest rate swap contract [member] | United Kingdom, Pounds
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.02%	0.71%
Fair value hedges [member] | Currency or interest rate risk [member] | Interest rate swap contract [member] | Switzerland, Francs
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(0.14%)	(0.02%)